Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of presentation

The Group’s consolidated financial statements as of December 31, 2022 and 2021, the results of its operations, its changes in equity and its cash flows for each of the three years in the period ended December 31, 2022, have been prepared in accordance with IFRS, as issued by the International Accounting Standards Board (“IASB”). The significant accounting policies described below have been applied on a consistent basis, unless noted otherwise.

The consolidated financial statements have been prepared on the basis of historical cost.

The Group classifies its expenses on the statement of loss based on the functions of such expenses.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 4. Actual results may differ materially from estimates and assumptions used by the Company management.

b.	Principles of consolidation

Consolidated entities are all entities over which the Parent Company has control. The Parent Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity to direct the activities of the entity. Consolidated entities are fully consolidated from the date on which control of such entities is transferred to the Parent Company.

Inter-company transactions and balances between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of loss, statement of comprehensive loss, statement of changes in equity and financial position respectively.

c.	Joint ventures

Joint ventures are joint arrangements in which the Group has rights to the net assets of the arrangement.

Joint ventures are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The consolidated financial statements include the Group’s share of the income and expenses in profit or loss of equity accounted investees and of their other comprehensive income, after adjustments to align the accounting policies with those of the Group, from the date that a joint control commences until the date that joint control ceases.

d.	Functional and presentation currency

Swedish kronor (SEK) is the Parent Company’s functional currency. The Group’s presentation currency as used in these consolidated financial statements is the USD.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in profit or loss.

Functional currency - Group companies

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the functional currency of the Parent Company are translated into the functional currency of the Parent Company as follows: assets and liabilities for each financial position presented are translated at the closing rate at the date of that financial position. Income and expenses for each statement of profit or loss and statement of comprehensive loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and all resulting exchange differences are recognized in other comprehensive income. When a foreign entity is sold, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

Presentation currency - Parent Company

The results and financial position from the Parent Company’s functional currency are translated into the presentation currency using the following procedures: assets and liabilities for each financial position presented are translated at the closing rate at the date of that financial position. Income and expenses for each statement of profit or loss and statement of comprehensive loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and all resulting exchange differences are recognized in other comprehensive income. Such exchange differences arising on translation to the presentation currency will not be reclassified to profit or loss.

d.	Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal or use and are therefore considered to be cash equivalents. The fair value of cash equivalents and short-term bank deposits approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

e.	Short term bank deposits

Short term bank deposits are bank deposit for periods of up to one year. The fair value of short-term bank deposits approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

f.	Restricted short-term bank deposits

Restricted short term bank deposits are short-term bank deposits that are restricted as to withdrawal or use. These deposits are subject to regulatory restrictions and are therefore not available for general use by the Group. The fair value of restricted short-term bank deposits approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

g.	Property and equipment

Property and equipment are stated at historical cost less depreciation. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Assets are depreciated by the straight-line method over the estimated useful lives of the assets, provided that Group management believes the residual values of the assets to be negligible, as follows:

%
Plant and equipment	10
Office equipment	33
Land	-

The assets’ residual values, methods of depreciation and useful lives are reviewed and adjusted, if appropriate, at each financial position date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

h.	Financial assets and financial liabilities

All financial assets and liabilities are initially recognized at fair value and, in the case of loan liabilities, net of directly attributable transaction costs. The Group’s financial liabilities include current and non-current interest-bearing liabilities, leasing liabilities, trade payables and other current liabilities. The Group’s financial assets include current receivables and bank balances. The Group’s assets and liabilities are measured at amortized cost.

The Group recognizes a loss allowance for expected credit losses on a financial asset that is measured at amortized cost. On each financial position date, the Group recognizes the change in expected credit losses in profit or loss. The Group had no material credit losses in 2022, 2021 and 2020.

i.	Loans and borrowings

Loans and borrowings are initially recognized at fair value, net of transaction costs incurred. Loans and borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the loans and borrowings using the effective interest method.

i.	Share capital

The Company’s common shares are classified as equity. Incremental costs directly attributable to the issuance of new shares are shown in equity as a deduction from the issuance proceeds.

j.	Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the common course of business from suppliers. These payables are classified as current liabilities if payment is due within one year or less.

k.	Deferred taxes

Deferred taxes are recognized using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax assets are recognized only to the extent that it is probable that future taxable income will be available against which the temporary differences can be utilized.

As the Group is currently engaged primarily in development activities and is not expected to generate taxable income in the foreseeable future, no deferred tax assets are included in the financial statements.

l.	Revenue recognition

The Group generated its revenues from performing feasibility study reports to its customers. The Group recognized revenues upon providing the required reports. The Group does not grant a right of return.

m.	Research and development expenses

Research expenses are charged to profit or loss as incurred.

An intangible asset arising from development (or from the development phase of an internal project) is recognized if all of the following conditions are fulfilled:

●	technical feasibility exists for completing development of the intangible asset so that it will be available for use or sale;

●	it is management’s intention to complete development of the intangible asset for use or sale;

●	the Group has the ability to use or sell the intangible asset;

●	it is probable that the intangible asset will generate future economic benefits, including existence of a market for the output of the intangible asset or the intangible asset itself or, if the intangible asset is to be used internally, the usefulness of the intangible asset;

●	adequate technical, financial and other resources are available to complete development of the intangible asset, as well as the use or sale thereof; and

●	the Group has the ability to reliably measure the expenditure attributable to the intangible asset during its development.

Other development costs that do not meet the foregoing conditions are charged to profit or loss as incurred. Development costs previously expensed are not recognized as an asset in subsequent periods. As of December 31, 2022, the Group has not yet capitalized development expenses.

n.	Grants:

1)	Government grants

Government grants, which are received by way of participation in research and development that is conducted by the Group, fall within the scope of “forgivable loans,” as set forth in International Accounting Standard (“IAS”) 20, “Accounting for Government Grants and Disclosure of Government Assistance” (“IAS 20”).

The Group recognizes each forgivable loan on a systematic basis at the same time the Group records, as an expense, the related research and development expenses for which the grant is received, provided that there is reasonable assurance that (a) the Group complies with the conditions attached to the grant and (b) it is probable that the grant will be received (usually upon receipt of approval notice).

Since at the time of grant approval there is a reasonable assurance that the Group will comply with the forgivable loan conditions attached to the grant, and it is reasonably assured that the Group will not pay royalties, grant income is recorded against the related research and development expenses in the statements of loss.

If forgivable loans are initially carried to income, as described above, and in subsequent periods it is no longer reasonably assured that royalties will not be paid, the Group recognizes a liability that is measured based on the Group’s best estimate of the amount required to settle the Group’s obligation at the end of each reporting period.

2)	The grant received from Maze X Acceleration Program in three instalments in June 2020, in August 2020 and in December 2021 for marketing and business development in Portugal is recognized at the time the Group is entitled to such grant, based on the costs incurred, and included as a deduction from sales and marketing expenses. The grant is non-royalty bearing.

3)	Grants received from the European Commission under its Horizon 2020 program for conducting of concept and feasibility assessment of upscaling the Gibraltar power plant are recognized at the time the Group is entitled to such grants, based on the costs incurred, and included as a deduction from research and development expenses. The grants are non-royalty bearing.

4)	Grants received from Innovate UK – the UK’s innovation agency as part of the Energy Catalyst Round 8: clean energy - experimental development competition, for a project titled “Sea Wave Energy Powered Microgrid for Remote Islands and Rural Coasts”, executed in collaboration with the UK Queen Mary University of London, the Asian Institute of Technology, and the Provincial Electricity Authority of Thailand by Eco Wave Power Gibraltar, a subsidiary of Eco Wave Power, are recognized at the time the Group is entitled to such grants, based on the costs incurred, and included as a deduction from research and development expenses. The grants are non-royalty bearing.

o.	Employee benefits:

1)	Pension and severance pay obligations

Israeli labor laws and Eco Wave Power Ltd.’s employment agreements require Eco Wave Power Ltd. to pay retirement benefits to employees terminated or leaving their employment in certain other circumstances. For defined contribution plans, the Group pays contributions to publicly or privately administered pension insurance plans. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. The expense recognized in 2022, in 2021 and in 2020 in relation to these contributions was $87, $92 and $69, respectively.

2)	Vacation and recreation pay

Labor laws in Israel entitle every employee to vacation and recreation pay, both of which are computed annually. The entitlement with respect to each employee is based on the employee’s length of service at Eco Wave Power Ltd. Eco Wave Power Ltd. recognizes a liability and an expense in respect of vacation and recreation pay based on the individual entitlement of each employee.

p.	Loss per share

The basic loss per share is calculated by dividing the loss attributable to the holders of common shares by the weighted average number of common shares outstanding during the year. The Company has no potential common shares outstanding that can dilute the current shareholders.

q.	Leases

The Group accounts for leases in accordance with International Financial Reporting Standard No. 16 “Leases” (“IFRS 16”).

The Group is a party to a contract that is affected by IFRS 16 and constitutes a rental space in Israel that was signed in December 2022. The Group’s leases include the lease of offices for the Company’s headquarters in Tel Aviv for a period of 21 months plus two consecutive one year extension options. Lesssor is bound by lease contract, made prior to the Company’s lease contract, that provides an option to a third party on the same premises. The Company will be able to exercise its options only in the case that the third party will not exercise its option. Third party has until late 2024 to advise his decision whether to exercise the option or not to the lessor. If the third party will not exercise its option, then the Company will be able to exercise its option. At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group reassesses whether a contract is, or contains, a lease only if the terms and conditions of the contract are changed.

At the commencement date, the Group measures the lease liability at the present value of the lease payments that are not paid at that date, including, inter alia, the exercise price of an extension option if the Group is reasonably certain to exercise that option.

Simultaneously, the Group recognizes a right-of-use asset in the amount of the lease liability.

Since the interest rate implicit in the lease cannot be readily determined, the Group uses the Group’s incremental borrowing rate. This rate is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

The lease term is the non-cancellable period for which the Group has the right to use an underlying asset. Both periods covered by an option to extend the lease are excluded from the lease term as the Group is uncertain that it will be able to exercise it due to the prior option that a third party has on the same premises.

After the commencement date, the Group measures the right-of-use asset applying the cost model, less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability.

Assets are depreciated by the straight-line method over the estimated useful lives of the right-of-use assets or the lease period, whichever is shorter:

Months
Property	21

Interest on the lease liability is recognized in profit or loss in each period during the lease term, in an amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

Payments associated with short-term leases are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less without a purchase option.

r.	Segment reporting

The Company has one operating and reportable segment. This was determined based on internal consolidated management reports reviewed by the Group’s chief operating decision maker, which is the Chief Executive Officer.

s.	Standards and amendments to existing standards that are not yet in effect:

Classification of Liabilities as Current or Non-current (Amendment to IAS 1)

The amendments to IAS 1, issued in January 2020, clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the ’settlement’ of a liability. In response to concerns raised on the 2020 amendments, further amendments were issued in October 2022, which clarified that covenants of loan arrangements which an entity must comply with only after the reporting date would not affect classification of a liability as current or non-current at the reporting date. However, those covenants that an entity is required to comply with on or before the reporting date would affect classification as current or non-current, even if the covenant is only assessed after the entity’s reporting date. The 2022 amendments introduce additional disclosure requirements when an entity classifies a liability arising from a loan arrangement as non-current and that liability is subject to covenants which an entity is required to comply with within twelve months of the reporting date. The amendments should be applied retrospectively for annual reporting periods beginning on or after January 1, 2024, with early application permitted. The adoption of the amendments is not expected to have a material impact on the Group’s financial statements.

Disclosure of Accounting Policies (Amendment to IAS 1)

The IASB amended IAS 1 to require entities to disclose their material rather than their significant accounting policies. The amendment defines what is ‘material accounting policy information’ and explains how to identify when accounting policy information is material. The Amendment to IAS 1 further clarifies that immaterial accounting policy information does not need to be disclosed. If it is disclosed, it should not obscure material accounting information.

The Amendment to IAS 1 is applicable for annual periods beginning on or after January 1, 2023.

The Company is currently evaluating the effects of adopting the Amendment to IAS 1 on its financial statements.